SUPPLEMENT DATED DECEMBER 1, 2015
TO

PROSPECTUS DATED MAY 1, 2015
FOR LARGE CASE VUL

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
DELAWARE LIFE VARIABLE ACCOUNT G

This supplement contains information regarding a change to an investment option that is available under your Policy.

Effective immediately, the name of the following investment option has changed:

Current Name	New Name

Fidelity Money Market Portfolio	Fidelity Government Money Market Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.